COMMITMENTS AND CONTINGENCIES - Narrative (Details) € in Millions					1 Months Ended						12 Months Ended
	Dec. 21, 2021 USD ($)	Feb. 26, 2021 shares	Jan. 26, 2021	Oct. 19, 2020	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 payment	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) payment	Jul. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Oct. 14, 2022 count	Sep. 30, 2022 USD ($)	Sep. 23, 2022 lawsuit	Jun. 02, 2022 supplier	Jun. 01, 2022	Jan. 28, 2022	Sep. 23, 2020 derivative_action
Other Commitments [Line Items]
Civil penalty	$ 125,000,000
Settlement liability								$ 90,000,000			$ 90,000,000	$ 50,000,000
Number of derivative actions | derivative_action																					2
Period of derivative action			30 days	30 days
Period to file operative complaint																				14 days
Defendants to submit the status report, due period																			3 days
Number of class action lawsuits | lawsuit																	6
Other long-term liabilities								6,303,000			6,303,000	84,033,000
Minimum
Other Commitments [Line Items]
Number of suppliers | supplier																		2
Maximum
Other Commitments [Line Items]
Number of suppliers | supplier																		4
Romeo Power, Inc
Other Commitments [Line Items]
Shares transferred per share of stock warrant (in shares) | shares		1,000,000
Right to exercise warrant purchase equivalent percentage		1.00%
FCPM License
Other Commitments [Line Items]
Other long-term liabilities								32,100,000			32,100,000			€ 30.0
Internal Review
Other Commitments [Line Items]
Payments for legal settlements								5,000,000	$ 5,000,000			25,000,000
Number of payments in alternative payment plan | payment									2
Number of counts found guilty on securities fraud | count															1
Number of counts found guilty on wire fraud | count															2
Legal fees											6,100,000	22,400,000	$ 8,100,000
Accrued professional fees								0			0	22,700,000
Internal Review | Forecast
Other Commitments [Line Items]
Payments for legal settlements					$ 1,500,000	$ 1,500,000
Internal Review | Subsequent Event
Other Commitments [Line Items]
Number of payments in alternative payment plan | payment							2
Chelico Litigation | Romeo Power, Inc
Other Commitments [Line Items]
Settlement liability								6,000,000			6,000,000
Legal fees paid										$ 6,000,000
Insurance receivable												$ 6,000,000				$ 6,000,000
Possible range of loss								6,000,000			6,000,000
Chelico Litigation | Accrued Expenses And Other Current Liabilities | Romeo Power, Inc
Other Commitments [Line Items]
Settlement liability								6,000,000			6,000,000
Chelico Litigation | Prepaid Expenses and Other Current Assets | Romeo Power, Inc
Other Commitments [Line Items]
Insurance receivable								$ 6,000,000			$ 6,000,000